Significant Accounting Policies - Intangible Assets Other Than Goodwill, Foreign Currency and Segment Reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Foreign currency
Currency translation adjustments | $	$ 37,822	$ (18,898)	$ (7,874)
Segment reporting
Number of principal business segments | segment	2
Minimum
Intangible assets other than goodwill
Estimated useful lives of intangible assets	2 years
Maximum
Intangible assets other than goodwill
Estimated useful lives of intangible assets	5 years